Basic and Diluted Net Loss Per Share - Additional Information (Detail) - Options For Purchase Of Ordinary Shares [Member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	8,470,758	7,834,282	6,998,647
Series A Convertible Preferred Shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	20,418,209	20,418,209	20,418,209
Series B Convertible Preferred Shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	15,906,053	15,906,053	15,906,053
Series B-1 Convertible Preferred Shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	3,032,940	3,032,940	3,032,940
Series C Convertible Preferred Shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	28,216,005	28,216,005
Series C-1 Convertible Preferred Shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	2,699,114